Interest in subsidiary (Detail) - BMSC Financial Position - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current assets	$ 253,788	$ 228,865
Non-current assets	839,272	857,487
Current liabilities	66,193	66,546
Non-current liabilities	72,297	66,665
Net assets attributable to non-controlling interest	154,766	149,347
BMSC [Member]
Statement Line Items [Line Items]
Current assets	166,451	123,174
Non-current assets	327,875	349,237
Current liabilities	(56,469)	(50,731)
Non-current liabilities	(70,303)	(66,663)
Net assets	367,554	355,017
Net assets attributable to non-controlling interest	$ 147,023	$ 142,008